Financial Instruments - Summary of Other Financial Obligations (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Other financial obligations, short-term	$ 12,739	$ 19,362
Other financial obligations, long-term	12,028	12,859
Total	24,767	32,221
Convertible Subordinated Notes Due 2020 [Member]
Disclosure of financial liabilities [line items]
Other financial obligations, short-term	0	0
Other financial obligations, long-term	10,097	9,985
Total	10,097	9,985
Convertible subordinated notes due 2018 [member]
Disclosure of financial liabilities [line items]
Other financial obligations, short-term	0	7,115
Other financial obligations, long-term	0	0
Total	0	7,115
Mandatory Convertible Securities 2019 [Member]
Disclosure of financial liabilities [line items]
Other financial obligations, short-term	374	323
Other financial obligations, long-term	0	371
Total	374	694
Liabilities Secured With Accounts Receivable [member]
Disclosure of financial liabilities [line items]
Other financial obligations, short-term	11,770	11,313
Other financial obligations, long-term	0	0
Total	11,770	11,313
Finance Leases [member]
Disclosure of financial liabilities [line items]
Other financial obligations, short-term	595	611
Other financial obligations, long-term	1,931	2,503
Total	$ 2,526	$ 3,114